Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10:-	COMMITMENTS AND CONTINGENCIES

a.	Engagement agreement with A-Labs Finance and Advisory Ltd. (“A-Labs”):

Under an engagement agreement dated September 26, 2017, as amended in December 2017 and January 31, 2018 (the “A-Labs Agreement”), A-Labs, a shareholder of the Company, shall provide services to the Company which include, among others, development, planning, management, execution, branding and marketing outside of the US with relation to the Offering of the INX Tokens on behalf of the Company. In consideration for these services, A-Labs received a non-refundable, cash payment of $500 and will receive a contingent cash payment of $500 payable upon the completion of an offering in which the Company has raised from US Persons not less than $10,000. Subject to the completion of an offering under which the Company has raised from non-U.S. persons not less than $10,000, A-Labs also will receive an additional contingent cash payment for the marketing and sale of INX Tokens to non-US Persons only. Such consideration shall be equal to: 10% of the first $30,000 (up to $3,000) in ICO Proceeds (as defined in the A-Labs Engagement Agreement); 5% of the next $70,000 (up to $3,500) in ICO Proceeds; 6% of the next $100,000 (up to $6,000) in ICO Proceeds; and 7.5% of ICO Proceeds in excess of $200,000.

A-Labs also received a grant of 4,550,000 INX Tokens at a fair value of $6. In addition, pursuant to an agreement signed contemporaneously with the A-Labs Agreement, the Company issued 1,120,000 Ordinary shares to A-Labs. The fair value of the Ordinary shares issued amounting to $136 ($175 less the payment of $39 required for those shares), is deemed additional consideration for the services to be provided by A-Labs.

In September 2017, the total consideration in the A-Labs Agreement amounted to $681. This amount is comprised of cash of $500, INX Tokens with a fair value of $6 and Ordinary shares with a fair value of $175. A-Labs contributed $45 ($6 for the INX Tokens and $39 for the Ordinary shares), such that the consideration in excess of the amount contributed amounted to $636. As the A-Labs Agreement required A-Labs to provide these services in the future, upon initial recognition this amount of $636 was recorded as prepaid expenses.

The fair value of the INX Tokens and of the Ordinary shares was derived from the total consideration paid by the Company’s founding shareholder for INX Tokens and Ordinary shares issued to him upon the establishment of the Company. Key assumptions include an underlying comparison of the shareholder’s and INX Token holder’s participation rights in the Adjusted Operating Cash Flow.

In the years ended December 31, 2020 and 2019, the Company recognized compensation expense in connection with the A-Labs Agreement of $508 and $3, respectively. The compensation expense recognized was based on the extent of the services performed until the respective dates.

As of December 31, 2020, and December 31, 2019, the balance of prepaid expenses amounted to $207 and $258, respectively. The prepaid expenses balance as of December 31, 2020 includes additional advance payments of $143 paid to A-Labs during 2020.

b.	Software services agreement with Y. Singer Ltd. (“Y. Singer”):

Under the Software Services Agreement, effective as of October 1, 2017, and as amended on May 9, 2018, June 27, 2018 and August 6, 2018 (the “Y. Singer Agreement”), between the Company and Y. Singer, Y. Singer shall provide services to the Company, including the design, development, implementation, modification and customization of the INX Trading Solutions platform software. In addition, Y. Singer will provide maintenance and support services for a three-month period to INX Trading Solutions with a renewal option. In consideration for these services, Y. Singer is entitled to approximately $500. In consideration for past services, Y. Singer was also granted in May 2018 a warrant to purchase 68,173 Ordinary shares of the Company at an exercise price equal to the par value per share of GBP 0.001 exercisable for a period of 48 months from the date the warrants were granted. Upon issuance of these warrants, the Company recorded compensation expense of $71 in the year ended December 31, 2018 based upon the fair value of the Ordinary shares at that date. The Software Services Agreement between the Company and Y. Singer has terminated under its terms as a result of the Company’s failure to raise $5,000 by September 30, 2018. However, Y. Singer continued to perform the services under the Software Services Agreement through its completion during the second quarter of 2019, in consideration for the amount provided in the Software Services Agreement.

c.	Appointment of Mr. Silbert as the Executive Managing Director:

In connection with the appointment of Mr. Silbert as the Executive Managing Director of INX Services, Inc., Mr. Silbert entered into an Executive Employment Agreement with INX Services, Inc. dated March 7, 2018, and subsequently amended on June 25, 2018, (the “Silbert Employment Agreement”), pursuant to which Mr. Silbert will provide services to INX Services, Inc. and the Company, including that Mr. Silbert shall serve as a member of the Board of the Company and Executive Managing Director of U.S. Operations of INX Services, Inc. Pursuant to the Silbert Employment Agreement, Mr. Silbert will receive an annual base salary of $132.

Six months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, Mr. Silbert shall be eligible to earn an annual performance-based bonus in the amount of $150 upon the achievement of certain performance-based targets which shall be established by the Board and shall also be granted an option to purchase 500,000 INX Tokens at a price of $0.01 per Token, which option must be exercised within ninety days of the grant. Six months following the date the registration statement in connection with an initial offering of INX Tokens is declared effective by the SEC, Mr. Silbert’s base salary shall increase to a monthly rate of $20.

In addition, upon and subject to the adoption of a Share Ownership and Option Plan by the Company, Mr. Silbert shall receive an option to purchase 287,290 Ordinary shares of the Company constituting 3% of the share capital of the Company on a fully diluted basis at the date of the Silbert Employment Agreement, at a price per share equal to the fair value per share at the grant date, which will be the date of the adoption of a Share Ownership and Option Plan. 25% of the option shares will vest upon each anniversary of Mr. Silbert’s employment with INX Services. See Note 9c(2) for further details.

On March 25, 2021 the Silbert Employment Agreement was amended such that, commencing as of April 1, 2021, Mr. Silbert’s title shall change to CEO, North America and his annual base salary shall increase to $300. In addition, Mr. Silbert was granted, effective as of April 1, 2021, an additional option to purchase 200,000 INX Tokens at a price of $0.9 per Token, and with an option to purchase 197,710 Ordinary Shares of the Company.

d.	Appointment of Mr. James Crossley as a member of the Company’s Board:

In connection with the appointment of Mr. James Crossley as a member of the Company’s Board of Directors, the Company entered into a Services Agreement with Bentley Limited (the “Bentley Services Agreement”), effective as of February 1, 2018, pursuant to which Bentley Limited will provide services to the Company including that James Crossley shall serve as a board member of the Company. Pursuant to the Bentley Services Agreement, Bentley will receive a monthly consulting fee of GBP 1,600. Commencing January 2018, Bentley also receives a fee of GBP 1,000 per month in consideration for administrative services.

In addition, Bentley will receive the option to purchase 10,000 INX Tokens per month at the price of $0.01 per Token, subject to a maximum of 100,000 INX Tokens. On January 7, 2019, the Board of Directors approved the grant of options to Bentley Limited to purchase an additional 7,500 INX Tokens per month at the price of $0.01 per Token. Such additional options shall commence on December 1, 2018 and shall lapse on the first of the month in which the Company raises $10,000 in a public offering of INX Tokens.

On October 1, 2020, the Bentley Services Agreement was amended such that, commencing as of such date, the monthly consulting fee due to Bentley Limited was increased to GBP 3,600 + VAT per month. In addition, Bentley Limited’s entitlement for INX Tokens ended on October 1, 2020. The total aggregate number of INX Tokens underlying the Bentley Limited option is 265,000. As of the date hereof, Bentley Limited has exercised all options to purchase INX Tokens that have been granted pursuant to the Bentley Services Agreement.

e.	Agreement with Fidelis LLC:

On April 23, 2018, the Company and INX Services, Inc. entered into a services agreement with Fidelis LLC, effective as of April 1, 2018 and as amended on June 25, 2018, pursuant to which Mr. Matt Rozzi shall serve as the Chief Operating Officer and Chief Compliance Officer of INX Services, Inc. Mr. Rozzi will receive a monthly fee of $12.5. In addition, upon the registration of INX Services as a broker-dealer with FINRA, Mr. Rozzi shall be granted a one-time cash bonus of $60.

It is intended that Mr. Rozzi will enter into an employment agreement with INX Services, Inc. six months following the date the registration statement in connection with an initial public offering is declared effective by the SEC. Pursuant to this agreement, Mr. Rozzi will receive a monthly salary in the amount of $25 and benefits appropriate to an executive level employee. Mr. Rozzi shall also receive additional bonus payments of up to $90 upon the achievement of certain performance targets and objectives as determined by the Board of the Company. Six months following the date the registration statement in connection with an initial public offering of INX Token is declared effective by the SEC, Mr. Rozzi will receive an option to purchase 350,000 INX Tokens at a price per Token of $0.01.

In addition, upon and subject to the adoption of a Share Ownership and Option Plan by the Company, the Company will grant Mr. Rozzi an option to purchase 48,122 shares constituting 0.5% of the share capital of the Company as of April 23, 2018 (on a fully diluted basis and subject to future dilution) with an exercise price per share equal to the fair value of the Company’s share at the grant date, which will be the date of the adoption of a Share Ownership and Option Plan. 25% of the options will vest on each anniversary of Mr. Rozzi’s employment with INX Services. Since the exercise price has not been determined yet, the Company recorded stock-based compensation expenses based on the best estimate of the fair value of the options at the end of the reporting period. See Note 9c(2) for further details.

f.	Appointment of Mr. David Weild as a member of the Company’s Board:

On March 21, 2018, as amended on June 25, 2018, the Company appointed Mr. David Weild as a member of the Board of the Company, effective as of April 15, 2018. Mr. Weild will receive a monthly fee of $1.5. Six months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, Mr. Weild shall receive an option to purchase 350,000 INX Tokens at a price of $0.01 per Token and shall be entitled to purchase 3,500 INX Tokens at a price of $0.01 per Token on a monthly basis during his tenure as director.

g.	Consulting Agreement with Shay Laboratory Ltd:

Under the Consulting Agreement with Shay Laboratory Ltd., dated October 1, 2017, in consideration for its consulting services, Shay Laboratory Ltd. shall receive, upon and subject to the adoption of a Share Ownership and Option Plan by the Company and to raising a certain minimum amount in an initial public offering of INX Tokens, an option to purchase 28,010 Ordinary shares of the Company, at a price per share equal to the par value per share of GBP 0.001.

In addition, the Company has granted Shay Laboratory Ltd. an option to purchase INX Tokens equaling in the aggregate 0.1% of the registered INX Tokens which were not sold at the ICO or otherwise were distributed by the Company to any third party, at the price of $0.01 per Token, provided that, such number of INX Tokens shall not exceed 100,000 and shall not be less than 15,000. Such options are contingent upon raising a certain minimum amount in an initial public offering of INX Tokens.

In addition, upon an initial public offering of INX Tokens whereby a certain minimum amount of proceeds is raised, Shay Laboratory Ltd will be entitled to receive a one-time cash bonus of approximately $55.

h.	Appointment of Directors:

In 2018, pursuant to letters of intention the Company engaged Mr. Ashar, Mr. Thadaney and Mr. Lewis (the “New Directors”) as members of the Board of Directors of INX Limited. Each of the New Directors will receive a monthly fee of $1-$1.5 for the term of the engagement. Six months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, each of the New Directors will be entitled to purchase 3,500 INX Tokens per month in consideration for $0.01 per Token on a monthly basis during his tenure as director, as well as an option to purchase 350,000 INX Tokens at a price of $0.01 per Token.

i.	Agreement with Mr. Douglas Borthwick:

On September 1, 2019, INX Services, Inc. entered into a services agreement with Mr. Douglas Borthwick, pursuant to which Mr. Borthwick shall serve as the Chief Marketing and Business Development Officer of INX Services, Inc. Pursuant to the Borthwick Employment Agreement, Mr. Borthwick receives a base monthly salary of $1. In addition, Mr. Borthwick was granted an option to purchase 103,929 INX Tokens at an exercise price of $0.065 per INX Token. Six months following the date the registration statement in connection with this offering is declared effective by the SEC, Mr. Borthwick shall be entitled to a one-time bonus in the amount of $200 and an option to purchase additional 259,821 INX Tokens at an exercise price of $0.065 per INX Token. In addition, upon and subject to the adoption of a Share Ownership and Option Plan by the Company, Mr. Borthwick shall receive an option to purchase 194.937 Ordinary Shares of the Company, at a price per share equal to the fair market value per share. The option shares shall vest over a period of three years, subject to the continuous engagement of Mr. Borthwick with the Company. Since the exercise price of the stock options has not been determined yet, the Company recorded stock-based compensation expenses based on the best estimate of the fair value of the options at the end of the reporting period. See Note 9c(2) for further details.

If the said Agreement is terminated without cause or good reason, as such terms are defined in the Agreement, INX Services shall continue to pay Mr. Borthwick a base salary for twelve months following the termination date.

Effective September 1, 2019, Mr. Borthwick and INX Services entered into an Amended and Restated Consultancy and Employment Agreement, as amended on October 1, 2020 (the “Previous Borthwick Employment Agreement”), pursuant to which Mr. Borthwick will provide services to INX Services and the Company, including that Mr. Borthwick shall serve as Chief Marketing and Business Development Officer of INX Services.

On October 1, 2020, the Borthwick Employment Agreement was amended such that, Mr. Borthwick’s monthly salary was increased to $ 15,000 and was granted with an option to purchase additional 250,000 INX Tokens (the “Borthwick’s Additional Tokens”). 50,000 Tokens of Borthwick’s Additional Tokens vested six months following the date the registration statement in connection with the offering of the INX Tokens was declared effective by the SEC and their exercise price is $0.09 per INX Token. 200,000 Tokens of Borthwick’s Additional Tokens shall vest in accordance with the following vesting schedule: 25% of such 200,000 INX Tokens vested on October 1, 2020 and additional 25% of such 200,000 INX Tokens shall vest over four year thereafter. The exercise price of such 200,000 INX Tokens shall be $0.9 per each Token.

On March 25, 2021 the Borthwick Employment Agreement was amended such that, commencing as of April 1, 2021, Mr. Borthwick’s title shall change to Company’s Chief Business Officer (CBO) and his annual base salary shall increase to $276. In addition, Mr. Borthwick was granted, effective as of April 1, 2021, an additional option to purchase 200,000 INX Tokens at a price of $0.9 per Token, and with an option to purchase additional 206,000 Ordinary Shares of the Company.

j.	Agreement with Mr. Paz Diamant:

On July 6, 2020, the Company entered into a Services Agreement with Mr. Paz Diamant pursuant to which Mr. Diamant shall serve as Chief Technology Officer of the Company. The Diamant Services Agreement further envisions that Mr. Diamant will enter into an employment agreement with the Company two months following the date the registration statement in connection with the Offering is declared effective by the SEC. Mr. Diamant will receives a monthly consulting fee of $1. Upon entering into an employment agreement with the Company, Mr. Diamant shall be entitled to a monthly salary of approximately $13 per month.

Pursuant to the Diamant Services Agreement, during each month between the effective date of the Diamant Services Agreement until the month that is two months following the date the registration statement in connection with this offering is declared effective by the SEC, Mr. Diamant will be entitled to an option to 10,000 INX Tokens per month, at the price of $0.08 per Token. Two months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, Mr. Diamant shall be entitled to an option to purchase 20,000 INX Tokens at an exercise price of $0.08 per INX Token. Upon entering into an employment agreement with the Company, Mr. Diamant shall be entitled to an option to purchase an additional 200,000 INX Tokens at an exercise price of $0.08 per INX Token. The options granted under the Diamant Employment Agreement shall vest, subject to Mr. Diamant’s continued employment with the Company, over four years in equal amounts on each of the first four anniversaries of the effective date of the Diamant Employment Agreement.

In addition, upon and subject to the adoption of a Share Ownership and Option Plan by the Company, Mr. Diamant shall receive an option to purchase 67,158 Ordinary Shares of the Company, at a price per share equal to its fair value at the grant date. The option shares shall vest over a period of five years, subject to the continuous engagement of Mr. Diamant with the Company. In addition, Mr. Diamant is entitled to a one-time bonus payment of $250 upon the acquisition of the Company by a non-affiliated entity in consideration for no less than $50,000.